Dividends	12 Months Ended
Dec. 31, 2024
Dividends [Abstract]
Dividends	DIVIDENDS
Following is a summary of our common and preferred share dividends that were declared and/or paid in the last three years:

(millions, except per share amounts)		Amount
Declared	Payable	Per Share	Accrued/Paid[1]
Common – Annual-Variable Dividends:
December 2024	January 2025	$4.50	$2,637
December 2023	January 2024	0.75	439

Common – Quarterly Dividends:
December 2024	January 2025	0.10	58
August 2024	October 2024	0.10	59
May 2024	July 2024	0.10	58
March 2024	April 2024	0.10	59
December 2023	January 2024	0.10	59
August 2023	October 2023	0.10	58
May 2023	July 2023	0.10	59
March 2023	April 2023	0.10	59
December 2022	January 2023	0.10	58
August 2022	October 2022	0.10	58
May 2022	July 2022	0.10	59
March 2022	April 2022	0.10	59
December 2021	January 2022	0.10	58

Preferred Dividends:
January 2024	February 2024	15.688377	8
October 2023	December 2023	20.753157	10
August 2023	September 2023	20.67700	10
May 2023	June 2023	18.92463	10
December 2022	March 2023	26.875	13
August 2022	September 2022	26.875	14
December 2021	March 2022	26.875	13
[1] The accrual is based on an estimate of shares outstanding as of the record date and recorded as a component of accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets until paid.
Common Share Dividends The Board of Directors adopted a policy of declaring regular quarterly common share dividends, and on at least an annual basis, to consider declaring an additional, variable common share dividend. For 2022, the Board decided not to declare an annual-variable dividend after assessing our capital position, existing capital resources, and expected future capital needs.
Preferred Share Dividends During 2024, we redeemed all of the previously issued 500,000 Series B Fixed-to-Floating Rate Cumulative Perpetual Serial Preferred Shares, without par value (the Series B Preferred Shares), at the stated liquidation preference of $1,000 per share, for an aggregate payout of $508 million, including accrued and unpaid dividends of $8 million through, but excluding February 22, 2024, which was the redemption date.
Beginning March 15, 2023 and until redemption, holders of the Series B Preferred Shares were entitled to receive cumulative cash dividends quarterly at a floating dividend rate. Prior to March 15, 2023, dividends were payable semiannually at a fixed annual dividend rate. Cash dividends were payable if and when declared by the Board of Directors.